Retirement Plans (Details Narratives) (10-K) - 1347 401k Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Percentage of contribution matched by employer	100.00%
Limited contributions by employees, employer match	4.00%
Matching contributions	$ 75	$ 67